Share-Based Payments	12 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangements [Abstract]
Share-Based Payments	Share-Based Payments
Description of share-based payment arrangements
The Group had the following share-based payment arrangements.
Company Share Option Plan
A Company Share Option Plan (“CSOP”) was adopted on 7 May 2014 and share options over ordinary shares have been issued under the CSOP plan to certain employees of the Group. Options can be exercised on the fifth anniversary of the date of grant, upon an acquisition of the Company, and upon certain conditions of ceasing employment. In addition, our Board has discretion to permit the exercise of options upon the admission of shares to a recognised stock exchange or at an earlier time and under such conditions as determined by the Board. The options expire on the tenth anniversary of the date of grant.
Joint Share Ownership Plan
Certain of the Group’s employees have entered into a Joint Share Ownership Plan (“JSOP”) with the EBT, through which the participants have a right to receive any increase in the value of shares above a threshold amount (i) upon a sale of the Company, (ii) following a listing on a recognised stock exchange, when the participant gives a specific notice to the EBT trustee and the Company in respect of the JSOP Shares; (iii) upon the expiry of 25 years from the date of the applicable trust deed; or (iv) upon the participant leaving employment with the Group when the market value of the JSOP Shares is less than the threshold amount. The events referenced in clauses (i)-(iv) above are collectively referred as “Trigger Events.”
On the date of a Trigger Event, the EBT trustee has an option to acquire the beneficial interest belonging to the participant. If the EBT trustee exercises this option, the EBT trustee will then either transfer shares of a value equal to, or pay cash to the participant in an amount equal to, the value of the option, calculated according to the terms of the JSOP. If the applicable employee leaves employment with the Group prior to the occurrence of a Trigger Event, the value of the shares is capped at such shares’ fair market value on the employee’s last day of employment and no payment is made until a Trigger Event occurs.
The Group does not have a present obligation to settle in cash and has no history of cash settling options. Therefore, the settlement of the transactions will be accounted for in accordance with the requirements applying to equity-settled share-based compensation transactions, as set forth in IFRS 2. On and from the date of any Trigger Event, and if and for so long as the EBT trustee has not exercised the option referred to above, the EBT trustee will use reasonable endeavours to sell the JSOP Shares and distribute the net proceeds of sale between the EBT trustee and the participant in the proportions calculated according to the terms of the JSOP.
The Trigger event - the listing on the New York Stock Exchange - happened on 27 July 2018. At 30 June 2022, the EBT held 74,610 shares (30 June 2021: 74,610), out of which 34,075 (30 June 2021: 34,075) are allocated to employee JSOPs. For the year ended 30 June 2022, no awards under the JSOP were exercised (2021: 133,536) and settled by shares of the EBT, no JSOPs were cancelled (2021: —) and no options under LTIP were exercised (2021: 343,577) and settled by shares of the EBT.
The JSOPs expire 25 years following the applicable date of issue.
Long term Incentive Plan
A Company Long Term Incentive Plan (“LTIP”) was adopted on 30 June 2015 under which options or conditional shares are intended to be awarded to certain employees of the Group. Under the LTIP, options or conditional shares can generally be banked over a five-year period subject to the achievement of annual Group performance targets. Once banked, the options become eligible to vest, with vesting occurring over a three-year period following a triggering event, which includes listing on a recognised stock exchange, a sale of the outstanding share capital of the Company or a sale of the assets of the business. The options and conditional shares expire on the earliest of the tenth anniversary of award or five years from the date of vesting.
2018 Equity Incentive Plan
On 16 April 2018, the Board adopted the 2018 Equity Incentive Plan (“EIP”) and approved by the Company shareholders on 3 May 2018. The EIP allows for the grant of equity-based incentive awards to our employees and directors, who are also our employees.
The EIP provides for the grant of options, share appreciation rights, or SARs, restricted shares, restricted share units, or RSUs, performance restricted share units, or PSUs, and other share-based awards. All awards under the EIP are set forth in award agreements, which detail the terms and conditions of awards, including any applicable vesting and payment terms, change of control provisions and post-termination exercise limitations.
The EIP is administered by the board, which may delegate its duties and responsibilities to one or more committees of our directors and/or officers (referred to as the plan administrator below), subject to certain limitations imposed under the EIP, and other applicable laws and stock exchange rules. The plan administrator has the authority to take all actions and make all determinations under the EIP, to interpret the EIP and award agreements and to adopt, amend and repeal rules for the administration of the EIP as it deems advisable. The plan administrator also has the authority to determine which eligible service providers receive awards, grant awards, set the terms and conditions of all awards under the EIP, including any vesting and vesting acceleration provisions, subject to the conditions and limitations in the EIP.
The plan administrator may select performance criteria for an award to establish performance goals for a performance period. In connection with certain corporate transactions and events affecting our ordinary shares, including a change of control, another similar corporate transaction or event, another unusual or nonrecurring transaction or event affecting us or our financial statements or a change in any applicable laws or accounting principles, the plan administrator has broad discretion to take action under the EIP to prevent the dilution or enlargement of intended benefits, facilitate the transaction or event or give effect to the change in applicable laws or accounting principles. In the event of a change of control where the successor or acquirer entity does not agree to assume, continue or rollover the awards, the awards will vest in full effective immediately prior to the change of control.
During the fiscal year ended 30 June 2022, the Company granted RSUs and PSUs. RSUs and PSUs are contractual promises to deliver our Class A ordinary shares in the future, which may also remain forfeitable unless and until specified conditions are met. The plan administrator may provide that the delivery of the shares underlying RSUs will be deferred on a mandatory basis or at the election of the participant. The terms and conditions applicable to restricted shares, RSUs and PSUs will be determined by the plan administrator, subject to the conditions and limitations contained in the EIP.
During the reporting period, discounted "Share Success" ("SS") options were granted under the EIP to all eligible employees at the prescribed eligibility date. The SS options are disclosed separately to other awards under the EIP.
2018 Sharesave Plan
On 16 April 2018, the Board adopted the 2018 Sharesave Plan (“Sharesave”) and approved by the Company shareholders on 3 May 2018. The Sharesave is a U.K. tax advantaged share option plan and is intended to comply with the requirements of Schedule 3 of the Income Tax (Earnings and Provisions) Act 2003. The Sharesave was extended to award similar benefits to employees outside the United Kingdom.
The Sharesave provides that the board may require employees to have completed a qualifying period of employment (of up to five years) before they may apply for the grant of an option to purchase Class A ordinary shares. Participation in the Sharesave requires employees to agree to make regular monthly contributions to an approved savings contract of three or five years (or such other period permitted by the governing legislation).
No options to purchase Class A ordinary shares may be granted under the Sharesave more than 10 years after the Sharesave has been approved by shareholders.
Options granted under the Sharesave will normally be exercisable for a six-month period from the end of the relevant three or five year savings contract. Any options not exercised within the relevant exercise period will be forfeited.
Bonus Equity Payments
The acquisition of Velocity Partners in December 2017 also included bonus equity payments (“bonus payments”) that are payable in future periods based on the continued service of certain employees of Velocity Partners. The bonus payments were accounted for outside of the business combination because the entitlement to bonus payments is automatically forfeited if employment terminates. They were fair valued as compensation for post business combination services under IFRS 2 and the compensation expense is recognised over a three-year vesting period.
Movements during the year
The number and the weighted-average exercise prices of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS	Bonus Payments
Options outstanding at 1 July 2021	5,845	34,075	203,326	1,406,877	1,119,953	—	—
Options granted during the year	—	—	—	300,940	—	504,443	—
Options exercised during the year	—	—	107,002	467,888	470,757	—	—
Options forfeited during the year	—	—	—	81,354	50,582	58,952	—
Options outstanding at 30 June 2022	5,845	34,075	96,324	1,158,575	598,614	445,491	—

Options outstanding at 1 July 2020	20,845	167,611	781,022	1,104,267	759,207	—	117,116
Options granted during the year	—	—	—	726,094	423,272	—	—
Options exercised during the year	15,000	133,536	568,196	359,815	1,550	—	117,110
Options forfeited during the year	—	—	9,500	63,669	60,976	—	6
Options outstanding at 30 June 2021	5,845	34,075	203,326	1,406,877	1,119,953	—	—

Options outstanding at 1 July 2019	31,505	715,548	1,128,699	784,844	560,169	—	243,235
Options granted during the year	—	—	—	710,673	267,834	—	—
Options exercised during the year	10,660	67,937	309,952	236,046	4,421	—	123,426
Options forfeited during the year	—	480,000	37,725	155,204	64,375	—	2,693
Options outstanding at 30 June 2020	20,845	167,611	781,022	1,104,267	759,207	—	117,116

Weighted average exercise price 30 June 2022 - £	0.90	—	—	—	35.70	102.41	—
Weighted average exercise price 30 June 2021 - £	0.90	—	—	—	25.59	—	—
Weighted average exercise price 30 June 2020 - £	0.43	—	—	—	22.12	—	—
Weighted average share price at exercise date 2022 - £	—	—	117.25	130.1	111.89	—	—
Weighted average share price at exercise date 2021 - £	62.58	44.71	44.12	45.95	62.71	—	56.53
Weighted average share price at exercise date 2020 - £	28.59	31.41	31.6	31.69	35.36	—	33.73
Weighted average contractual life 2022 - years	2	14	3	2	1	6	0
Weighted average contractual life 2021 - years	3	15	4	3	1	0	0
Weighted average contractual life 2020 - years	5	17	5	3	2	0	1
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs:

	2022	2021	2020
Exercise price	£0.00 - £102.41	£0.00 - £36.24	£0.00 - £25.84
Risk free rate	0.6%	0.2% - 1.0%	1.0% - 1.6%
Expected volatility	45.2%	30.0% - 35.0%	30.0% - 36.0%
Expected dividends	—	—	—
Fair value of option	£64.63 - £115.36	£16.21 - £64.35	£12.96 - £43.10
For the year ended 30 June 2022, the Group recognised £35.0 million (2021: £24.4 million; 2020: £15.7 million) of share-based compensation charge in respect of the above share option schemes.